Segment and Geographical Area Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Summary of financial information by operating segment
The following tables provide financial information by operating segment for each period or as of each period-end, as applicable:

	Year Ended December 31,
	2011	2010	2009
Net Sales:
Fabricated Products	$1,301.3	$1,078.8	$897.1
All Other[1]	—	0.3	89.9
Total net sales	$1,301.3	$1,079.1	$987.0
Segment Operating Income (Loss):
Fabricated Products [2,3]	$83.6	$81.7	$148.4
All Other[4]	(28.6)	(40.6)	(29.7)
Total operating income	$55.0	$41.1	$118.7
Interest expense	(18.0)	(11.8)	—
Other income (expense), net	4.3	(4.2)	(0.1)
Income before income taxes	$41.3	$25.1	$118.6
Depreciation and Amortization:
Fabricated Products	$24.8	$19.4	$16.2
All Other	0.4	0.4	0.2
Total depreciation and amortization	$25.2	$19.8	$16.4
Capital expenditures:
Fabricated Products	$32.1	$38.0	$58.5
All Other	0.4	0.9	0.7
Total capital expenditures	$32.5	$38.9	$59.2

	December 31, 2011	December 31, 2010
Segment assets:
Fabricated Products	$637.0	$525.3
All Other[5]	683.6	793.6
Total assets	$1,320.6	$1,318.9
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1
Net sales in All Other in 2010 represent residual activity involving primary aluminum purchased by the Company from Anglesey while it continued its smelting operations, prior to September 30, 2009, and resold by the Company in the first quarter of 2010. In connection with Anglesey’s remelt operations beginning in the fourth quarter of 2009, the Company changed its basis of revenue recognition from gross to a net basis (see Note 1).

2
Operating results in the Fabricated Products segment for 2011, 2010 and 2009 included non-cash LIFO inventory (benefits) charges of $(7.1), $16.5 and $8.7, respectively. Also included in the Fabricated Products segment operating results for 2009 were $9.3 of lower of cost or market inventory write-down and $5.4 of restructuring charges relating to the restructuring plans involving the Company's Tulsa, Oklahoma and Bellwood, Virginia facilities. Restructuring charges in 2011 and 2010 were not material. Also included in the Fabricated Products segment operating results for 2011, 2010 and 2009 were $1.7, $13.6 and $0.7, respectively, of environmental expense. Fabricated Products segment operating results for 2010 also included $3.9 of asset impairment charge relating to certain Property, plant and equipment.

3
Fabricated Products segment results for 2011, 2010 and 2009 include non-cash mark-to-market (losses) gains on primary aluminum, natural gas, electricity and foreign currency hedging activities totaling $(29.9), $(0.7) and $66.1, respectively. For further discussion regarding mark-to-market matters, see Note 12.

4
Operating results of All Other for 2009 include non-cash mark-to-market gain on foreign currency derivatives of $14.4. Also included in the operating income of All Other were $1.8 of impairment charges in 2009 relating to the Company's investment in Anglesey.

5	Assets in All Other represent primarily all of the Company’s cash and cash equivalents, financial derivative assets, net assets in respect of VEBA(s) and net deferred income tax assets.

Schedule Of Net Sales From External Customers And Incoem Taxes Paid By Geographical Areas
Geographic information for net sales, based on country of origin, and income taxes paid are as follows:

	Year Ended December 31,
	2011	2010	2009
Net sales to unaffiliated customers:
Fabricated Products —
United States	$1,195.1	$991.2	$840.1
Canada	106.2	87.6	57.0
Total Fabricated Products net sales	1,301.3	1,078.8	897.1
All Other —
United Kingdom	—	0.3	89.9
Total All Other net sales	—	0.3	89.9
Total net sales	$1,301.3	$1,079.1	$987.0
Income Taxes Paid:
Fabricated Products —
United States	$1.7	$0.1	$4.0
Canada	1.8	0.7	8.8
Total income taxes paid	$3.5	$0.8	$12.8